Cover	Mar. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity File Number	001-41149
Entity Registrant Name	The Growth for Good Acquisition Corporation
Entity Central Index Key	0001876714
Entity Tax Identification Number	66-0987010
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12 E 49th Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	450-1265
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share On Right And Onehalf Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, on right and one-half of one redeemable warrant
Trading Symbol	GFGDU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share[Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GFGD
Security Exchange Name	NASDAQ
Right to acquire one-sixteenth of one Class A ordinary share[Member]
Title of 12(b) Security	Right to acquire one-sixteenth of one Class A ordinary share
Trading Symbol	GFGDR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50[Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GFGDW
Security Exchange Name	NASDAQ